UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

December 31, 2017

unaudited

Common stocks 93.21% Information technology 19.66%	Shares	Value (000)
Samsung Electronics Co., Ltd.1	2,038,471	$4,843,050
Samsung Electronics Co., Ltd., nonvoting preferred1	48,800	95,131
Taiwan Semiconductor Manufacturing Co., Ltd.1	395,445,649	3,038,630
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	327,014
Alibaba Group Holding Ltd. (ADR)2	17,537,795	3,024,042
Tencent Holdings Ltd.1	53,784,787	2,780,404
Nintendo Co., Ltd.1	6,797,026	2,474,471
ASML Holding NV1	13,451,376	2,333,653
Baidu, Inc., Class A (ADR)2	7,379,062	1,728,250
Murata Manufacturing Co., Ltd.1	10,765,526	1,438,861
SK hynix, Inc.1	19,770,500	1,395,970
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	134,849,288	807,114
AAC Technologies Holdings Inc.1	45,201,429	803,885
Infineon Technologies AG1	25,622,842	699,819
Renesas Electronics Corp.1,2	55,023,700	636,910
Keyence Corp.1	1,122,700	626,877
MediaTek Inc.1	57,173,000	563,609
Amadeus IT Group SA, Class A, non-registered shares1	7,766,123	558,980
MercadoLibre, Inc.	1,602,500	504,243
Just Eat PLC1,2,3	43,099,000	452,124
Largan Precision Co., Ltd.1	2,815,000	379,104
SAP SE1	3,380,000	378,999
Worldpay Group PLC1	58,626,800	335,998
TEMENOS Group AG (Switzerland)1	2,621,524	335,486
OMRON Corp.1	4,346,000	258,856
Hamamatsu Photonics KK1	5,846,100	195,845
Halma PLC1	11,480,157	194,826
Hexagon AB, Class B1	3,346,720	167,377
Samsung SDI Co., Ltd.1	868,326	164,874
TravelSky Technology Ltd., Class H1	39,313,000	117,812
TDK Corp.1	1,310,000	104,565
Yandex NV, Class A2	2,064,000	67,596
		31,834,375
Financials 16.95%
AIA Group Ltd.1	457,279,600	3,899,826
HDFC Bank Ltd.1	98,865,874	2,923,641
HDFC Bank Ltd. (ADR)	6,523,800	663,275
Prudential PLC1	78,186,496	2,010,187
UniCredit SpA1,2	96,087,569	1,790,044
Barclays PLC1	645,262,760	1,759,381
Kotak Mahindra Bank Ltd.1	94,161,246	1,489,092
Sberbank of Russia PJSC (ADR)1	54,263,557	918,461
Housing Development Finance Corp. Ltd.1	31,813,425	851,437
Credit Suisse Group AG1	36,482,553	649,400
BNP Paribas SA1	7,545,685	562,711
DBS Group Holdings Ltd1	30,124,000	557,769

EuroPacific Growth Fund — Page 1 of 13

unaudited

Common stocks Financials (continued)	Shares	Value (000)
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	79,420,000	$545,412
Axis Bank Ltd.1,4,5	42,872,967	344,658
Axis Bank Ltd.1,4,5	21,393,890	177,657
State Bank of India1	98,147,000	475,461
Deutsche Bank AG1	23,884,260	453,259
Bank Central Asia Tbk PT1	270,700,000	436,345
Bank of Ireland Group PLC1,2	46,851,951	401,041
Banco Santander, SA1	58,077,435	380,835
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	563,951	300,298
Fairfax Financial Holdings Ltd., subordinate voting	151,291	80,236
Toronto-Dominion Bank (CAD denominated)	6,215,000	364,149
KB Financial Group Inc.1	6,088,000	359,954
Hana Financial Group Inc.1	7,026,000	326,919
Itaú Unibanco Holding SA, preferred nominative (ADR)	24,204,500	314,658
KASIKORNBANK PCL, foreign registered1	25,394,600	185,599
KASIKORNBANK PCL, nonvoting depository receipts1	14,960,400	106,303
Société Générale1	5,473,872	282,220
ABN AMRO Group NV, depository receipts1	8,460,361	272,239
Commerzbank AG, non-registered shares1,2	17,176,478	257,635
Brookfield Asset Management Inc., Class A	5,885,000	256,233
Crédit Agricole SA1	15,100,000	249,448
Ayala Corp.1	12,080,000	245,635
Banco BPM SPA1,2	67,667,284	211,955
Zurich Insurance Group AG1	640,500	194,794
Svenska Handelsbanken AB, Class A1	13,841,154	188,939
Banco Bilbao Vizcaya Argentaria, SA1	21,540,000	183,357
Metropolitan Bank & Trust Co.1	84,220,000	170,968
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	167,039
AXA SA1	5,430,000	160,937
ICICI Bank Ltd.1	27,624,574	135,455
ICICI Bank Ltd. (ADR)	1,380,241	13,430
Indiabulls Housing Finance Ltd.1	6,723,437	125,906
Capitec Bank Holdings Ltd.1	1,340,000	118,638
UBS Group AG1	6,118,000	112,413
Eurobank Ergasias SA1,2	108,860,228	110,984
Haci Ömer Sabanci Holding AS1	37,260,000	109,299
RSA Insurance Group PLC1	12,067,706	102,832
Bankia, SA1	21,000,000	100,234
Royal Bank of Canada	1,000,000	81,663
Bangkok Bank PCL, nonvoting depository receipt1	10,507,900	65,119
Aditya Birla Capital Ltd.1,2	19,006,922	54,614
Grupo Financiero Banorte, SAB de CV, Series O	9,439,000	51,764
ORIX Corp.1	2,816,000	47,614
Intesa Sanpaolo SpA1	11,144,000	36,960
Siam Commercial Bank PCL, foreign registered1	2,359,740	10,847
		27,447,179
Consumer discretionary 11.03%
Sony Corp.1	50,786,000	2,281,257
Naspers Ltd., Class N1	5,764,722	1,606,221
LVMH Moët Hennessy-Louis Vuitton SE1	3,508,700	1,030,681
adidas AG1	4,389,373	876,225
Altice NV, Class A1,2,3	66,703,880	697,792
Altice NV, Class B1,2,3	16,341,536	172,634
Industria de Diseño Textil, SA1	24,216,000	842,271

EuroPacific Growth Fund — Page 2 of 13

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.1	103,064,000	$824,145
Paddy Power Betfair PLC1,3	6,722,677	797,543
Hyundai Motor Co.1	4,839,600	705,056
Kering SA1	1,476,000	695,823
ASOS PLC1,2,3	6,690,380	606,325
Ctrip.com International, Ltd. (ADR)2	12,011,305	529,699
Kroton Educacional SA, ordinary nominative3	90,424,000	501,583
Techtronic Industries Co. Ltd.1	70,218,500	457,672
Accor SA1	8,535,000	439,943
Hyundai Mobis Co., Ltd.1	1,716,800	422,028
Sands China Ltd.1	78,995,200	406,578
Suzuki Motor Corp.1	6,998,000	405,325
Carnival Corp., units	4,336,000	287,780
Ryohin Keikaku Co., Ltd.1	923,000	287,381
Melco Resorts & Entertainment Ltd. (ADR)	9,580,300	278,212
Toyota Motor Corp.1	3,687,500	236,132
Peugeot SA1	11,312,836	229,804
William Hill PLC1,3	51,985,007	225,651
Luxottica Group SpA1	3,585,000	219,694
B&M European Value Retail SA1	37,835,751	215,757
Rakuten, Inc.1	22,871,000	209,159
Samsonite International SA1	43,855,500	201,449
Motherson Sumi Systems Ltd.1	33,395,000	198,484
Mahindra & Mahindra Ltd.1	15,700,000	184,366
Li & Fung Ltd.1	335,850,000	184,141
Continental AG1	680,000	183,583
ITV PLC1	70,356,277	156,641
Hermès International1	275,805	147,637
Maruti Suzuki India Ltd.1	354,595	53,967
Global Brands Group Holding Ltd.1,2,3	487,835,358	39,892
HUGO BOSS AG1	246,134	20,878
		17,859,409
Consumer staples 8.15%
British American Tobacco PLC1	56,091,950	3,785,670
Associated British Foods PLC1	38,669,491	1,470,076
Pernod Ricard SA1	8,732,013	1,382,197
Nestlé SA1	15,976,299	1,372,877
Kao Corp.1	13,411,800	907,144
CP ALL PCL1	348,535,000	822,828
AMOREPACIFIC Corp.1	2,187,722	621,355
Alimentation Couche-Tard Inc., Class B	11,003,800	574,176
Thai Beverage PCL1	511,443,000	351,959
Uni-Charm Corp.1	10,063,700	261,605
Meiji Holdings Co., Ltd.1	3,067,000	260,635
AMOREPACIFIC Group1	1,962,983	258,596
Treasury Wine Estates Ltd.1	18,454,663	229,542
JBS SA, ordinary nominative	54,094,704	159,980
Ambev SA	23,931,000	153,523
Coca-Cola European Partners PLC	3,765,645	150,061
Coca-Cola HBC AG (CDI)1	3,562,746	115,886
Wal-Mart de México, SAB de CV, Series V	37,900,000	92,888
Glanbia PLC1	4,587,598	82,177

EuroPacific Growth Fund — Page 3 of 13

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Japan Tobacco Inc.1	2,455,000	$79,071
Seven & i Holdings Co., Ltd.1	1,492,000	61,970
		13,194,216
Industrials 8.04%
Airbus SE, non-registered shares1	30,053,105	2,984,445
International Consolidated Airlines Group, SA (CDI)1,3	153,050,123	1,342,368
Ryanair Holdings PLC (ADR)2	11,919,994	1,241,944
Komatsu Ltd.1	29,507,600	1,068,866
Rolls-Royce Holdings PLC1,2	60,698,533	690,805
Nidec Corp.1	3,359,800	471,627
DCC PLC1	4,424,045	445,776
Airports of Thailand PCL, foreign registered1	198,272,900	412,850
SMC Corp.1	963,800	396,879
Recruit Holdings Co., Ltd.1	15,102,000	375,072
SK Holdings Co., Ltd.1	1,351,955	357,565
KONE Oyj, Class B1	6,411,000	344,022
Eicher Motors Ltd.1	646,049	306,644
Schindler Holding AG, participation certificate1	1,300,000	299,175
Schindler Holding AG1	2,000	453
Siemens AG1	2,130,000	295,536
MTU Aero Engines AG1	1,603,000	286,707
Jardine Matheson Holdings Ltd.1	4,367,800	265,190
Edenred SA1	8,850,000	256,389
Getlink SE (DBA Groupe Eurotunnel SE)1	15,517,248	199,570
ASSA ABLOY AB, Class B1	9,541,000	197,980
Hyundai Heavy Industries Co., Ltd. 1,2	2,047,000	191,945
Ferguson PLC1	2,140,000	153,123
Air France-KLM1,2	9,233,795	150,120
Babcock International Group PLC1	14,762,062	139,924
Geberit AG1	132,000	58,082
Alliance Global Group, Inc.1,2	150,350,000	48,125
Leonardo SPA1	3,941,268	46,862
		13,028,044
Materials 7.14%
Glencore PLC1	252,308,000	1,327,465
Vale SA, ordinary nominative (ADR)	68,504,873	837,814
Vale SA, ordinary nominative	33,786,278	410,068
Chr. Hansen Holding A/S1,3	8,743,000	819,969
Teck Resources Ltd., Class B	30,256,000	791,181
LG Chem, Ltd.1	1,740,000	657,539
Nitto Denko Corp.1	7,210,099	640,867
HeidelbergCement AG1	5,183,684	561,145
Koninklijke DSM NV1	5,817,619	554,565
First Quantum Minerals Ltd.	31,911,001	447,059
Asahi Kasei Corp.1	32,188,000	414,647
Sika AG, non-registered shares1	50,000	396,340
CCL Industries Inc., Class B, nonvoting	7,386,715	341,305
Yara International ASA1	7,144,000	326,994
South32 Ltd.1	119,000,000	323,546
Grasim Industries Ltd.1	17,273,005	314,635
Rio Tinto PLC1	4,833,000	255,072
Klabin SA, units	46,863,500	248,650
Linde AG, non-registered shares1,2	1,059,000	247,739

EuroPacific Growth Fund — Page 4 of 13

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Barrick Gold Corp.	13,435,645	$194,414
Barrick Gold Corp. (CAD denominated)	2,335,011	33,771
Akzo Nobel NV1	2,550,051	223,052
Ambuja Cements Ltd.1	52,190,000	222,387
UltraTech Cement Ltd.1	2,838,000	191,786
James Hardie Industries PLC (CDI)1	10,587,000	186,370
ArcelorMittal SA1,2	4,475,000	144,924
Fortescue Metals Group Ltd.1	30,288,000	115,093
Evonik Industries AG1	2,864,000	107,447
Air Liquide SA, non-registered shares1	761,300	95,750
BASF SE1	672,500	73,804
ACC Ltd.1	2,340,000	64,526
		11,569,924
Health care 5.97%
Shire PLC1	21,280,500	1,103,784
Novartis AG1	11,295,000	954,899
HOYA Corp.1	16,267,200	812,838
Sysmex Corp.1	8,829,000	695,220
Grifols, SA, Class A, non-registered shares1	10,503,000	307,117
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	10,937,353	250,929
Grifols, SA, Class B (ADR)	3,541,478	81,171
Takeda Pharmaceutical Co. Ltd.1	10,911,000	617,744
Fresenius SE & Co. KGaA1	7,279,000	566,745
Teva Pharmaceutical Industries Ltd. (ADR)	24,769,300	469,378
Eurofins Scientific SE, non-registered shares1	696,415	424,031
Novo Nordisk A/S, Class B1	7,748,500	416,445
Bayer AG1	3,049,000	379,220
UCB SA1	4,740,024	375,621
Daiichi Sankyo Co., Ltd.1	13,886,000	361,659
AstraZeneca PLC1	4,988,000	342,291
Chugai Pharmaceutical Co., Ltd.1	5,818,000	297,495
Fresenius Medical Care AG & Co. KGaA1	2,398,000	252,565
Hikma Pharmaceuticals PLC1,3	15,323,773	234,490
Merck KGaA1	1,840,500	198,203
CSL Ltd.1	1,710,000	188,205
Roche Holding AG, non-registered shares, nonvoting1	595,500	150,628
Straumann Holding AG1	190,000	134,109
Hypermarcas SA, ordinary nominative	4,229,700	45,904
		9,660,691
Energy 5.24%
Reliance Industries Ltd.1	209,106,942	3,016,691
Royal Dutch Shell PLC, Class A1	25,556,590	855,552
Royal Dutch Shell PLC, Class B1	12,815,158	432,215
Royal Dutch Shell PLC, Class A (EUR denominated)1	778,588	25,965
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	53,203,674	547,466
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)2	20,865,000	205,103
Enbridge Inc. (CAD denominated)	17,156,427	670,971
Schlumberger Ltd.	6,964,700	469,351
Oil Search Ltd.1	66,700,452	405,757
TOTAL SA1	7,116,685	392,665
Canadian Natural Resources, Ltd.	10,800,000	385,947
Tourmaline Oil Corp.2,3	16,547,000	299,873
Cenovus Energy Inc. (CAD denominated)	27,333,400	249,632

EuroPacific Growth Fund — Page 5 of 13

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Suncor Energy Inc.	6,471,000	$237,579
Seven Generations Energy Ltd., Class A2	15,152,900	214,335
Tullow Oil PLC1,2	25,396,458	70,766
		8,479,868
Telecommunication services 2.85%
SoftBank Group Corp.1	33,909,406	2,678,950
Nippon Telegraph and Telephone Corp.1	27,626,000	1,299,957
Advanced Info Service PCL, foreign registered1	40,650,000	238,203
BT Group PLC1	41,786,128	152,997
Bharti Airtel Ltd.1	16,800,000	139,026
Intouch Holdings PCL, foreign registered1	36,860,000	63,550
TalkTalk Telecom Group PLC1	23,374,000	48,224
		4,620,907
Utilities 2.38%
Ørsted AS1,3	24,512,285	1,335,447
China Gas Holdings Ltd.1	211,940,000	584,655
Enel SPA1	78,250,000	480,972
Power Grid Corp. of India Ltd.1	145,598,811	456,168
ENN Energy Holdings Ltd.1	50,122,000	355,611
CK Infrastructure Holdings Ltd.1	38,723,000	332,422
China Resources Gas Group Ltd.1	37,844,000	136,724
EDP - Energias de Portugal, SA1	35,305,719	122,207
Power Assets Holdings Ltd.1	4,627,000	39,048
SSE PLC1	457,714	8,154
		3,851,408
Real estate 1.19%
CK Asset Holdings Ltd.1	74,549,708	651,632
Ayala Land, Inc.1	363,638,700	324,136
Ayala Land, Inc., preference shares1,2,6	481,283,600	868
Henderson Land Development Co. Ltd.1	37,307,249	245,884
Sun Hung Kai Properties Ltd.1	14,720,083	245,205
Vonovia SE1	4,921,229	243,601
Daiwa House Industry Co., Ltd.1	5,450,000	209,373
		1,920,699
Miscellaneous 4.61%
Other common stocks in initial period of acquisition		7,473,063
Total common stocks (cost: $99,045,155,000)		150,939,783
Convertible bonds 0.03% Health care 0.03%	Principal amount (000)
Bayer AG, convertible notes, 5.625% 20195	€25,000	33,785
Bayer AG, convertible notes, 5.625% 2019	16,300	22,028
Total convertible bonds (cost: $46,444,000)		55,813

EuroPacific Growth Fund — Page 6 of 13

unaudited

Bonds, notes & other debt instruments 0.12% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 20187	$105,000	$104,912
Total U.S. Treasury bonds & notes		104,912
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Brazil (Federative Republic of) 0% 2021	BRL335,001	73,944
Brazil (Federative Republic of) 10.00% 2027	62,560	18,625
Brazil (Federative Republic of) Global 4.875% 2021	$6,005	6,380
		98,949
Total bonds, notes & other debt instruments (cost: $205,688,000)		203,861
Short-term securities 6.90%
Australia & New Zealand Banking Group, Ltd. 1.53%–1.63% due 3/12/2018–3/21/20185	139,400	138,979
Bank of Montreal 1.33%–1.72% due 1/17/2018–3/29/2018	268,300	267,870
Bank of Nova Scotia 1.53% due 3/5/20185	75,000	74,777
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.35% due 1/22/2018	75,000	74,921
BNP Paribas, New York Branch 1.29%–1.58% due 1/2/2018–4/12/2018	286,300	285,699
British Columbia (Province of) 1.31% due 1/16/2018	31,800	31,777
CAFCO, LLC 1.59% due 3/22/20185	22,400	22,311
Caisse d’Amortissement de la Dette Sociale 1.34%–1.36% due 1/4/2018–1/5/20185	161,200	161,157
Canadian Imperial Bank of Commerce 1.36% due 1/12/20185	100,000	99,946
Canadian Imperial Holdings Inc. 1.37% due 1/24/2018	50,000	49,945
Chariot Funding, LLC 1.40% due 1/3/20185	53,000	52,989
Ciesco LLC 1.46% due 2/20/20185	50,000	49,880
CPPIB Capital Inc. 1.30%–1.31% due 1/3/2018–1/9/20185	225,000	224,945
DBS Bank Ltd. 1.42%–1.51% due 2/13/2018–3/15/20185	315,200	314,437
Fairway Finance Corp. 1.36% due 1/22/20185	50,000	49,948
Federal Farm Credit Banks 1.16% due 1/10/2018	28,000	27,992
Federal Home Loan Bank 1.05%–1.33% due 1/4/2018–3/28/2018	3,066,200	3,062,419
Freddie Mac 1.31% due 4/11/2018	150,000	149,410
Gotham Funding Corp. 1.46% due 1/12/20185	15,000	14,991
ING (U.S.) Funding LLC 1.44%–1.76% due 3/9/2018–6/1/2018	251,000	249,778
John Deere Canada ULC 1.29% due 1/25/20185	86,600	86,505
Kells Funding, LLC 1.43%–1.58% due 2/13/2018–3/21/20185	101,900	101,495
KfW 1.29%–1.36% due 1/5/2018–2/9/20185	227,300	227,055
Liberty Street Funding Corp. 1.35%–1.83% due 1/8/2018–4/26/20185	220,800	220,247
Microsoft Corp. 1.33% due 2/13/20185	107,900	107,698
Mitsubishi UFJ Trust and Banking Corp. 1.59% due 1/29/20185	1,800	1,798
Mizuho Bank, Ltd. 1.36%–1.65% due 1/18/2018–3/13/20185	292,000	291,366
National Australia Bank Ltd. 1.42% due 2/26/2018–3/2/20185	295,700	294,904
Nordea Bank AB 1.29%–1.42% due 1/16/2018–3/1/20185	247,100	246,665
Old Line Funding, LLC 1.42% due 2/20/20185	40,000	39,904
Oversea-Chinese Banking Corporation Limited 1.41%–1.42% due 1/11/2018–2/9/20185	144,800	144,632
Province of Ontario 1.30% due 2/7/2018	77,000	76,875
Royal Bank of Canada 1.33%–1.61% due 1/26/2018–3/13/2018	250,000	249,551
Société Générale 1.54% due 3/5/20185	100,000	99,700
Sumitomo Mitsui Banking Corp. 1.31%–1.65% due 1/19/2018–3/2/20185	295,500	294,973
Svenska Handelsbanken Inc. 1.31% due 1/24/20185	100,000	99,899
Swedbank AB 1.45%–1.51% due 3/6/2018–3/20/2018	275,000	274,200
Toronto-Dominion Bank 1.35%–1.39% due 1/5/2018–1/31/20185	275,000	274,734
Total Capital Canada Ltd. 1.32% due 2/5/20185	50,000	49,919
Toyota Industries Commercial Finance, Inc. 1.52%–1.80% due 2/20/2018–4/2/20185	75,500	75,223
Toyota Motor Credit Corp. 1.26% due 1/8/2018	100,000	99,962

EuroPacific Growth Fund — Page 7 of 13

unaudited

Short-term securities	Principal amount (000)	Value (000)
U.S. Bank, N.A. 1.31% due 2/2/2018	$100,000	$99,991
U.S. Treasury Bills 1.04%–1.56% due 1/2/2018–11/8/2018	2,054,000	2,047,840
Unilever Capital Corp. 1.43% due 2/28/20185	60,000	59,848
United Overseas Bank Limited 1.34% due 1/9/20185	52,000	51,976
Victory Receivables Corp. 1.44% due 2/7/20185	50,000	49,908
Wells Fargo Bank, N.A. 1.42% due 2/1/2018	100,000	99,989
Total short-term securities (cost: $11,172,846,000)		11,171,028
Total investment securities 100.26% (cost: $110,470,133,000)		162,370,485
Other assets less liabilities (0.26)%		(428,796)
Net assets 100.00%		$161,941,689

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD5,865	JPY664,700	JPMorgan Chase	1/10/2018	$(38)
USD174,929	INR11,337,161	Bank of America, N.A.	1/16/2018	(2,308)
USD43,372	JPY4,900,000	JPMorgan Chase	1/18/2018	(159)
USD453,833	JPY50,945,000	HSBC Bank	1/22/2018	1,143
USD240,569	JPY27,000,000	Barclays Bank PLC	1/22/2018	651
USD323,263	GBP239,992	Citibank	1/23/2018	(1,048)
USD21,495	ZAR285,000	Barclays Bank PLC	1/24/2018	(1,441)
USD441,801	JPY50,000,000	Bank of America, N.A.	2/13/2018	(2,947)
USD32,842	JPY3,669,900	Bank of America, N.A.	2/15/2018	195
USD214,269	GBP160,279	UBS AG	2/23/2018	(2,525)
				$(8,477)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 4.65%
Information technology 0.28%
Just Eat PLC1,2	—	43,099,000	—	43,099,000	$—	$75,962	$—	$452,124
Nintendo Co., Ltd.1,8	7,332,426	—	535,400	6,797,026	113,030	845,203	10,082	—
								452,124
Financials 0.00%
Indiabulls Housing Finance Ltd.1,8	26,207,577	—	19,484,140	6,723,437	153,164	(68,170)	11,000	—

EuroPacific Growth Fund — Page 8 of 13

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Consumer discretionary 1.88%
Altice NV, Class A1,2	52,918,115	28,849,901	15,064,136	66,703,880	$(88,478)	$(744,169)	$—	$697,792
Altice NV, Class B1,2	16,341,536	—	—	16,341,536	—	(196,949)	—	172,634
Paddy Power Betfair PLC1	6,722,676	1	—	6,722,677	—	76,782	15,078	797,543
ASOS PLC1,2	6,674,299	16,081	—	6,690,380	—	99,511	—	606,325
Kroton Educacional SA, ordinary nominative	90,424,000	—	—	90,424,000	—	118,005	9,601	501,583
William Hill PLC1	51,985,007	—	—	51,985,007	—	36,247	8,546	225,651
Global Brands Group Holding Ltd.1,2	487,835,358	—	—	487,835,358	—	(12,209)	—	39,892
								3,041,420
Consumer staples 0.00%
Associated British Foods PLC1,8	42,312,249	2,720,300	6,363,058	38,669,491	2,806	214,203	21,165	—
Industrials 0.83%
International Consolidated Airlines Group, SA (CDI)1	153,050,123	—	—	153,050,123	—	327,976	44,452	1,342,368
Toshiba Corp.1,8	278,979,000	—	278,979,000	—	(236,802)	404,443	—	—
								1,342,368
Materials 0.51%
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	—	258,800	16,365	819,969
Nitto Denko Corp.1,8	10,347,699	500,000	3,637,600	7,210,099	60,441	58,672	5,139	—
First Quantum Minerals Ltd.8	35,467,201	4,023,800	7,580,000	31,911,001	(46,908)	142,282	266	—
HeidelbergCement AG1,8	12,222,194	105,000	7,143,510	5,183,684	66,624	16,951	21,433	—
								819,969
Health care 0.14%
Hikma Pharmaceuticals PLC1	8,501,389	6,822,384	—	15,323,773	—	(82,547)	3,078	234,490
Sysmex Corp.1,8	14,836,538	—	6,007,538	8,829,000	(25,386)	162,345	2,673	—
UCB SA1,8	12,642,824	—	7,902,800	4,740,024	13,851	(61,681)	15,811	—
								234,490
Energy 0.19%
Tourmaline Oil Corp.2	16,547,000	—	—	16,547,000	—	(69,054)	—	299,873

EuroPacific Growth Fund — Page 9 of 13

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Utilities 0.82%
Ørsted AS1,9	27,014,285	—	2,502,000	24,512,285	$45,692	$394,802	$—	$1,335,447
China Gas Holdings Ltd.1,8	225,874,000	42,826,000	56,760,000	211,940,000	73,786	222,591	6,480	—
								1,335,447
Total 4.65%					$131,820	$2,219,996	$191,169	$7,525,691

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $130,296,802,000, which represented 80.46% of the net assets of the fund. This amount includes $126,849,978,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,578,909,000, which represented 2.83% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,089,000, which represented less than .01% of the net assets of the fund.
8	Unaffiliated issuer at 12/31/2017.
9	This security changed its name during the reporting period.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$351,103	$344,658.21%
Axis Bank Ltd.	11/14/2017	70,454	177,657.11
Total private placement securities		$421,557	$522,315.32%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

EuroPacific Growth Fund — Page 10 of 13

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,831,294,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

EuroPacific Growth Fund — Page 11 of 13

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$5,651,145	$26,183,230	$—	$31,834,375
Financials	2,671,118	24,776,061	—	27,447,179
Consumer discretionary	1,597,274	16,262,135	—	17,859,409
Consumer staples	1,130,628	12,063,588	—	13,194,216
Industrials	1,241,944	11,786,100	—	13,028,044
Materials	3,304,262	8,265,662	—	11,569,924
Health care	596,453	9,064,238	—	9,660,691
Energy	3,280,257	5,199,611	—	8,479,868
Telecommunication services	—	4,620,907	—	4,620,907
Utilities	—	3,851,408	—	3,851,408
Real estate	—	1,919,831	868	1,920,699
Miscellaneous	1,169,900	6,303,163	—	7,473,063
Convertible bonds	—	55,813	—	55,813
Bonds, notes & other debt instruments	—	203,861	—	203,861
Short-term securities	—	11,171,028	—	11,171,028
Total	$20,642,981	$141,726,636	$868	$162,370,485

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,989	$—	$1,989
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(10,466)	—	(10,466)
Total	$—	$(8,477)	$—	$(8,477)

*	Securities with a value of $111,578,070,000, which represented 68.90% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars
ZAR = South African rand

EuroPacific Growth Fund — Page 12 of 13

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-016-0218O-S60691	EuroPacific Growth Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018